Due From Financial Institutions at Amortized Cost - Summary of Details of Due from Financial Institutions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	[1]	₩ 28,365,356	₩ 22,723,354
Due from financial institutions in Korean won
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	[1]	19,393,790	15,688,428
Due from financial institutions in Korean won | The Bank of Korea
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	[1]	₩ 15,317,033	₩ 11,242,803
Due from financial institutions in Korean won | The Bank of Korea | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		0.00%	0.00%
Due from financial institutions in Korean won | The Bank of Korea | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		0.97%	0.97%
Due from financial institutions in Korean won | Hana Bank and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	[1]	₩ 3,390,521	₩ 3,692,044
Due from financial institutions in Korean won | Hana Bank and others | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		0.00%	0.00%
Due from financial institutions in Korean won | Hana Bank and others | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		5.20%	5.20%
Due from financial institutions in Korean won | Korea Securities Finance Corporation and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	[1]	₩ 686,236	₩ 753,581
Due from financial institutions in Korean won | Korea Securities Finance Corporation and others | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		0.00%	0.00%
Due from financial institutions in Korean won | Korea Securities Finance Corporation and others | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		1.98%	1.98%
Due from financial institutions in foreign currencies
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	[1]	₩ 8,971,566	₩ 7,034,926
Due from financial institutions in foreign currencies | Bank of Communications Co., Ltd. and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	[1]	₩ 587,782	₩ 739,637
Due from financial institutions in foreign currencies | Bank of Communications Co., Ltd. and others | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		0.00%	0.00%
Due from financial institutions in foreign currencies | Bank of Communications Co., Ltd. and others | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		6.10%	6.10%
Due from financial institutions in foreign currencies | The Bank of Korea and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	[1]	₩ 6,329,310	₩ 4,215,918
Due from financial institutions in foreign currencies | The Bank of Korea and others | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		0.00%	0.00%
Due from financial institutions in foreign currencies | The Bank of Korea and others | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		4.00%	4.00%
Due from financial institutions in foreign currencies | Societe Generale (Paris) and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	[1]	₩ 2,054,474	₩ 2,079,371
Due from financial institutions in foreign currencies | Societe Generale (Paris) and others | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		0.00%	0.00%
Due from financial institutions in foreign currencies | Societe Generale (Paris) and others | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)		6.50%	6.50%

[1]	Before netting of allowance